Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2019
Intangible Assets, Net [Abstract]
Schedule of intangible assets, net

	December 31,
	2019	2018
Original amounts:
Capitalized Software costs	$213,221		$195,500
Customer relationship	179,023		138,733
Acquired technology	74,456		86,430
Backlog and non-compete agreement	6,850		6,789
Other intangibles	4,524		4,171
Patent	1,389		1,280
	479,463		432,903
Accumulated amortization:
Capitalized Software costs	168,315		148,299
Customer relationship	98,543		78,470
Acquired technology	35,653	'	45,378
Backlog and non-compete agreement	6,675		6,105
Other intangibles	4,243		3,779
Patent	754		566
	314,183		282,597

Total	$165,280		$150,306	(*)

(*)	Immaterial adjustment to comparative data